Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
Note 14 - Segment Information
The Company’s operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The utility infrastructure services segment is primarily engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems, and providing industrial construction solutions. Although our utility infrastructure services operations are geographically dispersed, they are aggregated and reported as a single segment as each reporting unit has similar economic characteristics. Over 99% of the total Company’s long-lived assets are in the U.S.
The accounting policies of the reported segments are the same as those described within Note 1 - Background, Organization, and Summary of Significant Accounting Policies. Centuri accounts for the services provided to Southwest at contractual prices at contract inception. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below:

	December 31,
(Thousands of dollars)	2019	2018
Accounts receivable for Centuri services	$15,235	$18,830

The following table presents the amount of revenues for both segments by geographic area:

	December 31,
(Thousands of dollars)	2019	2018	2017
Revenues (a)
United States	$2,893,201	$2,664,670	$2,345,134
Canada	226,716	215,343	203,658
Total	$3,119,917	$2,880,013	$2,548,792

(a)	Revenues are attributed to countries based on the location of customers.
The Company has two reportable segments: natural gas operations and utility infrastructure services. Southwest has a single reportable segment that is referred to herein as the natural gas operations segment of the Company. In order to reconcile to net income as disclosed in the Consolidated Statements of Income, an Other column is included associated with impacts of corporate and administrative activities related to Southwest Gas Holdings, Inc. The financial information pertaining to the natural gas operations and utility infrastructure services segments for each of the three years in the period ended December 31, 2019 is as follows:

	Year Ended December 31, 2019
(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,368,939	$1,592,252	$—	$2,961,191
Intersegment sales	—	158,726	—	158,726
Total	$1,368,939	$1,750,978	$—	$3,119,917
Interest income	$6,356	$—	$—	$6,356
Interest expense	$95,026	$14,086	$114	$109,226
Depreciation and amortization	$215,620	$87,617	$—	$303,237
Income tax expense	$34,973	$21,399	$(349)	$56,023
Segment net income	$163,171	$52,404	$(1,639)	$213,936
Segment assets	$6,798,746	$1,365,194	$6,108	$8,170,048
Capital expenditures	$778,748	$159,400	$—	$938,148

	Year Ended December 31, 2018
(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,357,728	$1,386,371	$—	$2,744,099
Intersegment sales	—	135,914	—	135,914
Total	$1,357,728	$1,522,285	$—	$2,880,013
Interest income	$6,020	$88	$—	$6,108
Interest expense	$81,740	$14,190	$741	$96,671
Depreciation and amortization	$191,816	$57,396	$—	$249,212
Income tax expense	$43,991	$18,420	$(727)	$61,684
Segment net income	$138,842	$44,977	$(1,542)	$182,277
Segment assets	$6,141,584	$1,215,573	$572	$7,357,729
Capital expenditures	$682,869	$83,045	$—	$765,914

	Year Ended December 31, 2017
(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,302,308	$1,149,325	$—	$2,451,633
Intersegment sales	—	97,159	—	97,159
Total	$1,302,308	$1,246,484	$—	$2,548,792
Interest income	$2,784	$3	$—	$2,787
Interest expense	$69,733	$7,986	$345	$78,064
Depreciation and amortization	$201,922	$49,029	$—	$250,951
Income tax expense	$63,135	$2,390	$(437)	$65,088
Segment net income	$156,818	$38,360	$(1,337)	$193,841
Segment assets	$5,482,669	$752,496	$1,901	$6,237,066
Capital expenditures	$560,448	$63,201	$—	$623,649